Going Concern	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Going Concern
3.	Going Concern

As of December 31, 2016, the Company had no vessels and related debt outstanding and had net equity of $244,345, inclusive of accumulated deficit of $248,390,627, mainly due to the losses suffered in the years ended December 31, 2015 and 2016, amounting to $26,968,751 and $226,628,862, respectively. Following the sale of vessels, the Company entered into commercial services agreements with ship-owning companies affiliated with Mr. Michael Bodouroglou which currently constitute its revenue generating operations. General and administrative expenses are expected to exceed revenues from commercial services agreements which are expected to approximate $140,000 over the next 12 months from the date of issuance of the financial statements, resulting in an operating cash deficit.

Furthermore, the Company has not paid dividends to holders of its Series C Preferred Shares, commencing on April 1, 2016, and does not expect to pay cash dividends within the next 12 months from date of issuance of the financial statements. In addition, as of December 31, 2016, the Company was not in compliance with the net worth covenant requiring the Company to have a net worth to preferred stock ratio of not less than 1.50, as described in the Statement of Designation of the Rights, Preferences and Privileges of the Series C Preferred Shares. As further described in Note 11, under certain circumstances, the Company will be faced with an increased dividend rate, thereby further increasing its short-term liabilities, but it does not expect that any further actions can be brought against it. These factors raise substantial doubt regarding the Company's ability to continue as a going concern.

The Company intends to reorganize its capital and actively seek to secure new vessel acquisitions, by obtaining new equity and debt. Furthermore, the Company intends to keep its general and administrative expenses at low levels. The continuation of the Company as a going concern is therefore dependent upon the outcome of these plans.

These financial statements do not include any adjustments to the recoverability and classification of recorded assets and liabilities that might be necessary should the Company be unable to continue as a going concern.